Subsequent Events (Details) - USD ($)					1 Months Ended						4 Months Ended	9 Months Ended		12 Months Ended
	Oct. 12, 2021	Oct. 08, 2021	Oct. 08, 2021	Apr. 05, 2019	Mar. 29, 2022	Mar. 30, 2021	Mar. 29, 2021	Mar. 26, 2021	Oct. 26, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 07, 2020	Sep. 02, 2020
Subsequent Events (Details) [Line Items]
Stock purchase agreement, description												1847 Cabinet acquired all of the issued and outstanding capital stock or other equity securities of High Mountain and Sierra Homes from the H&S Sellers for an aggregate purchase price of $16,567,845, after certain adjustments made at closing and subject to additional post-closing adjustments as described below. The purchase price consists of (i) $10,687,500 in cash and (ii) the issuance by 1847 Cabinet of 6% subordinated convertible promissory notes in the aggregate principal amount of $5,880,345.		1847 Wolo agreed to acquire all of the issued and outstanding capital stock of Wolo for an aggregate purchase price of $7,400,000, subject to adjustment as described below. The purchase price consists of (i) $6,550,000 in cash and (ii) a 6% secured promissory note in the aggregate principal amount of $850,000.
Price per share (in Dollars per share)								$ 1.65		$ 1.9	$ 1.9		$ 1.9
InterestRatePerAnnum												16.00%
Interest rate												5.00%
Principal amount			$ 647,253									$ 24,860,000
Aggregate note discount												497,200
Aggregate of purchase price												24,362,800
Debt expenses												$ 742,825
Interest rate, description												The notes bear interest at a rate per annum equal to the greater of (i) 4.75% plus the U.S. Prime Rate that appears in The Wall Street Journal from time to time or (ii) 8%; provided that, upon an event of default (as defined in the notes), such rate shall increase to 24% or the maximum legal rate.
Prepayment fee percentage												10.00%
Conversion price per share (in Dollars per share)												$ 2.5		$ 1.75
Outstanding percentage												4.99%
Warrant, description.		the Company issued to Leonite a five-year warrant for the purchase of 250,000 common shares with an exercise price of $0.01 per share and a five-year warrant for the purchase of 500,000 common shares with an exercise price of $2.50 per share.
Subsidiary Equity Issuance, description												In connection with the loan made by Leonite, the Company also issued to Leonite a number of shares or membership units, as applicable, representing a 7.50% fully-diluted ownership interest in each of High Mountain and Sierra Homes. As a result, 1847 Cabinet owns 92.5% of each of these subsidiaries.
Purchase price unit								$ 3,000,000
Exceeds an aggregate amount														$ 10,000		$ 56,900
Losses														100,000
Certain non-fundamental representations and warranties														1,825,000
Management fee											$ 103,022	$ 0	$ 9	$ 0	$ 0
Debt instruments, description														(i) beginning on May 1, 2021 and ending on March 1, 2022, eleven (11) equal monthly principal payments of $43,750 each, (ii) beginning on April 1, 2022 and ending on March 1, 2024, twenty-four (24) equal monthly payments of $59,167 each and (iii) on April 1, 2024, a final principal payment in the amount of $1,648,742. In addition, beginning on June 1, 2022 and on each anniversary thereof thereafter until such time as the term loan is repaid in full, 1847 Wolo and Wolo must pay an additional principal payment equal to 50% of the excess cash flow (as defined in the credit agreement), if any. If Sterling has not received the full amount of any monthly payment on or before the date it is due (including as a result of funds not available to be automatically debited on the date on which any such payment is due), 1847 Wolo and Wolo must pay a late fee in an amount equal to six percent (6%)
Sold an aggregate of units (in Shares)								1,818,182	442,443	2,189,835			2,189,835
Warrant to purchase				10 years				3 years
Exercise price per share (in Dollars per share)								$ 2.5									$ 1.25
Fixed price per share (in Dollars per share)														$ 1.57
Dividend payment per share (in Dollars per share)														$ 1.57
Common stock, shares issued (in Shares)												4,842,851		4,444,013	3,165,625
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Unpaid interest rate		6.00%
Price per share (in Dollars per share)		$ 2.5	$ 2.5
Amended and restated offsetting management services agreement, description		1847 Cabinet and the Manager entered into an amended and restated offsetting management services agreement to amend certain terms of the offsetting management services agreement described in Note 14 above. Pursuant to the amended and restated offsetting management services, the quarterly management fee was increased to $125,000 or 2% of adjusted net assets.
Principal amount		$ 15,955,325
Amortizing promissory note, description		Asien and the Asien’s Seller entered into amendment no. 1 to securities purchase agreement to amend certain terms of the securities purchase agreement and the 6% amortizing promissory note described in Note 11. Pursuant to the amendment, the repayment terms of the 6% amortizing promissory note were revised so that one-half (50%) of the outstanding principal amount ($518,750) and all accrued interest thereon shall be amortized on a two-year straight-line basis and payable quarterly in accordance with the amortization schedule set forth on Exhibit A to the amendment, except for the payments that were initially scheduled on January 1, 2022 and April 1, 2022, which were paid from the proceeds of the senior convertible promissory notes described below, and the second-half (50%) of the outstanding principal amount ($518,750) and all accrued, but unpaid interest thereon shall be paid on the second anniversary of the date of the 6% amortizing promissory note, along with any other unpaid principal or accrued interest thereon.
Principal amount		$ 24,860,000
Aggregate of purchase price								$ 3,000,000
Purchase price unit								$ 1.65
Repayment of debt, description		On October 8, 2021, the revolving loan from Arvest Bank was terminated and paid off for $301,240 (see Note 11).On October 8, 2021, the 6% secured promissory note issued to the Asien’s Seller was paid down by $138,593 (See Note 11).On October 8, 2021, the 6% secured promissory note issued to the Wolo Sellers was repaid in full (See Note 11). On October 8, 2021, the revolving loan and the term loan from Sterling were repaid in full (See Note 11).On October 8, 2021, the grid note issued to the Manager was repaid in full and terminated (see Note 14).
Management fee						$ 75,000
Management fee is equal to greater, percentage						2.00%
Sold an aggregate of units (in Shares)								1,818,182
Offering price amount								$ 3,000,000
Subscription agreement, description							the Company entered into a subscription agreement with 1847 Wolo, pursuant to which 1847 Wolo issued to the Company 1,000 shares of its series A preferred stock, for gross proceeds to 1847 Wolo of $3,000,000. The series A preferred stock has no voting rights and is not convertible into the common stock or any other securities of 1847 Wolo. Dividends at the rate per annum of 16.0% of the stated value of $3,000 per share shall accrue on the series A preferred stock (subject to adjustment) and shall accrue from day to day, whether or not declared, and shall be cumulative. Accruing dividends are payable quarterly in arrears on each of the following dividend payment dates: January 15, April 15, July 15 and October 15 beginning on April 15, 2021. Upon any liquidation, dissolution or winding up of 1847 Wolo, before any payment shall be made to the holders of 1847 Wolo’s common stock, the series A preferred stock then outstanding shall be entitled to be paid out of the funds and assets available for distribution to 1847 Wolo’s stockholders an amount per share equal to the stated value of $3,000 per share, plus any accrued, but unpaid dividends.
High Mountain [Member]
Subsequent Events (Details) [Line Items]
Net proceeds												$ 23,619,975
Sierra Homes [Member]
Subsequent Events (Details) [Line Items]
Net proceeds												$ 10,687,500
6% Subordinated Convertible Promissory Notes [Member]
Subsequent Events (Details) [Line Items]
Stock purchase agreement, description												As noted above, a portion of the purchase price for the acquisition of High Mountain and Sierra Homes was paid by the issuance of 6% subordinated convertible promissory notes in the aggregate principal amount of $5,880,345 by 1847 Cabinet to the H&S Sellers. The notes bear interest at a rate of six percent (6%) per annum and are due and payable on October 8, 2024; provided that upon an event of default (as defined in the notes), such interest rate shall increase to ten percent (10%) per annum. 1847 Cabinet may prepay the notes in whole or in part, without penalty or premium, upon ten (10) business days prior written notice to the holders of the notes.
6% Secured Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Stock purchase agreement, description														As noted above, a portion of the purchase price for Wolo was paid by the issuance of a 6% secured promissory note in the principal amount of $850,000 by 1847 Wolo to the Wolo Sellers. Interest on the outstanding principal amount will be payable quarterly at the rate of six percent (6%) per annum. The note matures on the 39-month anniversary following the closing of the acquisition, at which time the outstanding principal amount of the note, along with all accrued, but unpaid interest, shall be paid in one lump sum.
Credit Agreement and Notes [Member]
Subsequent Events (Details) [Line Items]
Aggregate note discount												$ 137,692
Exceeds an aggregate amount						$ 3,550,000
Credit agreement with sterling national bank, description						1847 Wolo and Wolo entered into a credit Agreement with Sterling National Bank (“Sterling”) for (i) revolving loans in an aggregate principal amount that will not exceed the lesser of the borrowing base (as defined below) or $1,000,000 and (ii) a term loan in the principal amount of $3,550,000. The revolving loan is evidenced by a revolving credit note and the term loan is evidenced by a $3,550,000 term note. The “borrowing base” means an amount equal to the sum of the following: (A) 80% of eligible accounts (as defined in the credit agreement) PLUS (B) the lesser of: (1) 50% percent of eligible inventory (as defined in the credit agreement) or (2) $400,000.00, MINUS (C) such reserves as Sterling may establish from time to time in its sole discretion.
debt Interest rate												The “borrowing base” means an amount equal to the sum of the following: (A) 80% of eligible accounts (as defined in the credit agreement) PLUS (B) the lesser of: (1) 50% percent of eligible inventory (as defined in the credit agreement) or (2) $400,000, MINUS (C) such reserves as Sterling may establish from time to time in its sole discretion. Sterling has the right from time to time, in its sole discretion, to amend, substitute or modify the percentages set forth in the definition of borrowing base and the definition(s) of eligible accounts and eligible inventory.
Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest rate					3.75%
Prime rate plus					3.00%
debt Interest rate					5.00%
Foregoing rate plus					5.00%
Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)								$ 3,000		$ 1.9	$ 1.9		$ 1.9
Preferred shares (in Shares)								1,000
Purchase price unit													$ 4,160,654
Preferred shares outstanding (in Shares)												4,450,460		2,632,278
Sold an aggregate of units (in Shares)													2,189,835
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Preferred shares (in Shares)	2,632,278
Purchase price unit	$ 6,395,645
Preferred shares outstanding (in Shares)	1,818,182
Series A senior convertible preferred stock [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)								$ 2
Series A Senior Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, shares designated (in Shares)														4,450,460
Common stock, shares issued (in Shares)														398,838
Maximum [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage												9.99%
Paycheck Protection Program [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan amount								$ 380,385